STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 003 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Additions
Net gain from investment in Master Trust (Note 3)	$ 198,190
Member contributions	36,947
Employer contributions	16,814
Transfers to the Plan	3,658
Interest on notes receivable from members	1,418
Total Additions	257,027
Deductions
Distributions to members	154,535
Transfers from the Plan	7,760
Fees and expenses	954
Total Deductions	163,249
Net Increase	93,778
Net Assets Available for Benefits at Beginning of Year	1,540,416
Net Assets Available for Benefits at End of Year	$ 1,634,194